RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 04, 2020	Sep. 22, 2020
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Warranty liability	$ 70,625,000	$ 19,780,000	$ 18,190,000
Common stock subject to possible redemption; 19,801,982 shares at redemption value	146,638,470	197,991,430	199,782,620
Common stock, $0.0001 par value; 100,000,000 shares authorized; 8,948,018 shares issued and outstanding (excluding 19,801,982 shares subject to possible redemption)	1,409	895	877
Additional Paid-in Capital	58,845,226	7,492,780	5,701,608
Accumulated Deficit	(53,846,631)	(2,493,666)	(702,475)
Stockholders' Equity	$ 5,000,004	5,000,009		$ 0
Previously Reported [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption; 19,801,982 shares at redemption value		217,771,437	217,972,620
Common stock, $0.0001 par value; 100,000,000 shares authorized; 8,948,018 shares issued and outstanding (excluding 19,801,982 shares subject to possible redemption)		697	695
Additional Paid-in Capital		5,201,592	5,000,411
Accumulated Deficit		(202,287)	(1,096)
Stockholders' Equity		5,000,002
Revision of Prior Period, Adjustment [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Warranty liability		19,780,000	18,190,000
Common stock subject to possible redemption; 19,801,982 shares at redemption value		(19,780,007)	(18,190,000)
Common stock, $0.0001 par value; 100,000,000 shares authorized; 8,948,018 shares issued and outstanding (excluding 19,801,982 shares subject to possible redemption)		198	182
Additional Paid-in Capital		2,291,188	701,197
Accumulated Deficit		(2,291,379)	$ (701,379)
Stockholders' Equity		$ 7